Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)
A summary of our quarterly financial results for the years ended December 31, 2017 and 2016 is presented below (in thousands):

	Year Ended December 31, 2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$915,353	$900,663	$900,606	$881,862
Operating income	163,326	18,718	176,796	134,600
Income (loss) from continuing operations	77,722	(4,152)	92,825	83,181
(Loss) income from discontinued operations, net of tax	(477)	(1,222)	(529)	296
Net income (loss)	77,245	(5,374)	92,296	83,477
Net income (loss) attributable to common stockholders	75,939	(6,487)	90,989	82,090
Net income (loss) per share attributable to common stockholders:
Basic	0.28	(0.02)	0.33	0.30
Diluted	0.27	(0.02)	0.33	0.30

	Year Ended December 31, 2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$859,543	$845,242	$838,982	$829,620
Operating income	171,422	142,039	90,150	55,961
Income from continuing operations	134,343	106,468	49,464	31,020
Income (loss) from discontinued operations, net of tax	13,350	(2,098)	(394)	(5,309)
Net income	106,269	73,097	41,862	25,711
Net income attributable to common stockholders	105,167	72,019	40,815	24,561
Net income per share attributable to common stockholders:
Basic	0.38	0.26	0.15	0.09
Diluted	0.37	0.25	0.14	0.09